Goodwill (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Discount rate of pre-tax weighted average cost of capital	22.70%	20.50%
Maximum term of cash flow calculations	5 years
Percentage of perpetuity growth rates used	1.00%
Enabling technology products rate used	3.00%